Share Based Payments (Details 3) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued during the year (in shares)	326,945,962
2004 ASX Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance (in shares)	13,277,715	13,277,715		13,277,715
Issued during the year (in shares)			[1]		[1]
Balance (in shares)	13,277,715	13,277,715		13,277,715

[1]	In the years ended June 30, 2015 this includes options to purchase 180,000 ordinary shares, respectively granted under the 2004 ASX Plan that were exercised.